Redeemable Convertible Preferred Stock and Stockholders' Deficit - Summary of Redeemable Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Shares Authorized	154,592,485	154,592,485
Shares Issued and Outstanding	147,214,244	147,214,244
Aggregate Liquidation Amount	$ 425,988	$ 393,547
Carrying Value	$ 409,446	$ 392,284
Series A Redeemable Convertible Preferred Stock
Shares Authorized	44,541,111	44,541,111
Original Issue Price	$ 1.0000	$ 1.0000
Shares Issued and Outstanding	43,641,111	43,641,111
Aggregate Liquidation Amount	$ 80,634	$ 74,493
Carrying Value	$ 77,503	$ 74,077
Series B Redeemable Convertible Preferred Stock
Shares Authorized	31,105,155	31,105,155
Original Issue Price	$ 2.2674	$ 2.2674
Shares Issued and Outstanding	28,929,196	28,929,196
Aggregate Liquidation Amount	$ 94,800	$ 87,580
Carrying Value	$ 91,118	$ 87,276
Series C Redeemable Convertible Preferred Stock
Shares Authorized	32,946,219	32,946,219
Original Issue Price	$ 2.5915	$ 2.5915
Shares Issued and Outstanding	31,291,758	31,291,758
Aggregate Liquidation Amount	$ 100,401	$ 92,755
Carrying Value	$ 96,502	$ 92,471
Series D Redeemable Convertible Preferred Stock
Shares Authorized	46,000,000	46,000,000
Original Issue Price	$ 3.1100	$ 3.1100
Shares Issued and Outstanding	43,352,179	43,352,179
Aggregate Liquidation Amount	$ 150,153	$ 138,719
Carrying Value	$ 144,323	$ 138,460